Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives Assigned to Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Computers [Member]
Schedule of Useful Lives Assigned to Fixed Assets [Line Items]
Useful lives assigned to fixed assets	Three years to five years	Three years to five years
Lab Equipment [Member]
Schedule of Useful Lives Assigned to Fixed Assets [Line Items]
Useful lives assigned to fixed assets	Seven to ten years	Seven to ten years
Office Furniture [Member]
Schedule of Useful Lives Assigned to Fixed Assets [Line Items]
Useful lives assigned to fixed assets	Five to ten years
Other Fixed Assets [Member]
Schedule of Useful Lives Assigned to Fixed Assets [Line Items]
Useful lives assigned to fixed assets	Five to ten years	Five to ten years
Leasehold Improvements [Member]
Schedule of Useful Lives Assigned to Fixed Assets [Line Items]
Useful lives assigned to fixed assets	Shorter of estimated useful life or remaining lease term	Shorter of estimated useful life or remaining lease term